Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2016	Sep. 30, 2015
Statement Of Financial Position [Abstract]
Common stock, par value	$ 0.0166	$ 0.0166
Common stock, shares authorized	24,000,000	24,000,000
Common stock, shares issued	16,863,004	16,863,004
Treasury stock, shares	262,708	302,623